EQUITY ACCOUNTED INVESTMENTS - Schedule of Revenues and Expenses of Joint Ventures and Associates (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments
Revenue		$ 7,239	$ 6,135	$ 5,352
Expenses		6,917	5,690	4,921
Share of net earnings from equity accounted investments		947	961	1,019
Net income		3,654	2,468	2,717
Other comprehensive income		(416)	880	(246)
GGP
Investments
Revenue		1,536	2,405	2,427
Expenses		1,221	1,207	1,371
Fair value gains (losses)		(1,598)	(2,307)	177
Share of net earnings from equity accounted investments		(274)	179	476
Discontinued operations		0	0	0
Net income		(1,012)	(591)	1,735
Other comprehensive income		(15)	12	4
Distributions received		214	240	266
Bargain purchase gain	$ 442		442
China Xintiandi (“CXTD”)
Investments
Revenue		142	128	114
Expenses		60	145	122
Fair value gains (losses)		18	121	195
Share of net earnings from equity accounted investments		21	23	41
Discontinued operations		0	0	0
Net income		97	104	187
Other comprehensive income		0	0	0
Distributions received		10	0	0
Diplomat Resort and Spa (“Diplomat”)
Investments
Revenue		174	151	0
Expenses		175	166	3
Fair value gains (losses)		0	0	56
Share of net earnings from equity accounted investments		(1)	(14)	10
Discontinued operations		0	0	0
Net income		(1)	(15)	53
Other comprehensive income		77	43	0
Distributions received		18	6	12
Brookfield Premier Real Estate Partners Pooling LLC
Investments
Revenue		60	40
Expenses		(10)	27
Fair value gains (losses)		1	31
Share of net earnings from equity accounted investments		9	12
Discontinued operations		0	0
Net income		71	115
Other comprehensive income		0	0
Distributions received		4	3
Other
Investments
Revenue		263	253	520
Expenses		261	183	489
Fair value gains (losses)		71	147	104
Share of net earnings from equity accounted investments		22	65	31
Discontinued operations		0	0	0
Net income		74	217	135
Other comprehensive income		76	61	0
Distributions received		26	27	0
Rouse Properties, Inc. (“Rouse”)
Investments
Revenue				139
Expenses				140
Fair value gains (losses)				0
Share of net earnings from equity accounted investments				(2)
Discontinued operations				0
Net income				(1)
Other comprehensive income				35
Distributions received				0
Associates
Investments
Revenue		2,175	2,977	3,200
Expenses		1,707	1,728	2,125
Fair value gains (losses)		(1,508)	(2,008)	532
Share of net earnings from equity accounted investments		(223)	265	556
Discontinued operations		0	0	0
Net income		(771)	(170)	2,109
Other comprehensive income		138	116	39
Distributions received		272	276	278
Joint Ventures And Associates
Investments
Share of net earnings from equity accounted investments		280	614	510
Associates | GGP
Investments
Share of net earnings from equity accounted investments		271	518	502
Associates | China Xintiandi (“CXTD”)
Investments
Share of net earnings from equity accounted investments		(3)	0	0
Associates | Diplomat Resort and Spa (“Diplomat”)
Investments
Share of net earnings from equity accounted investments		0	0	0
Associates | Brookfield Premier Real Estate Partners Pooling LLC
Investments
Share of net earnings from equity accounted investments		0	71
Associates | Other
Investments
Share of net earnings from equity accounted investments		1	0	0
Associates | Rouse Properties, Inc. (“Rouse”)
Investments
Share of net earnings from equity accounted investments				0
Associates | Associates
Investments
Share of net earnings from equity accounted investments		269	589	502
Canary Wharf Joint Venture
Investments
Revenue		547	581	646
Expenses		125	370	284
Fair value gains (losses)		(72)	(49)	(351)
Share of net earnings from equity accounted investments		175	91	10
Discontinued operations		0	0	0
Net income		349	183	19
Other comprehensive income		8	5	(4)
Distributions received		0	0	0
Canary Wharf Joint Venture | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments		(1)	21	8
BPR JV Pool A
Investments
Revenue		162
Expenses		77
Fair value gains (losses)		(5)
Share of net earnings from equity accounted investments		41
Discontinued operations		0
Other comprehensive income		0
Distributions received		0
BPR JV Pool A | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments		0
Manhattan West, New York
Investments
Revenue		123	81	78
Expenses		104	70	51
Fair value gains (losses)		423	308	161
Share of net earnings from equity accounted investments		248	179	105
Discontinued operations		0	0	0
Net income		442	319	188
Other comprehensive income		(15)	0	0
Distributions received		0	1	57
Manhattan West, New York | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments		0	0	0
Ala Moana
Investments
Revenue		78
Expenses		38
Fair value gains (losses)		(6)
Share of net earnings from equity accounted investments		17
Discontinued operations		0
Other comprehensive income		0
Distributions received		8
Ala Moana | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments		0
Forest City
Investments
Revenue		48
Expenses		35
Fair value gains (losses)		0
Share of net earnings from equity accounted investments		8
Discontinued operations		0
Other comprehensive income		0
Distributions received		0
Forest City | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments		0
BPR JV Pool B
Investments
Revenue		208
Expenses		112
Fair value gains (losses)		(7)
Share of net earnings from equity accounted investments		49
Discontinued operations		0
Other comprehensive income		0
Distributions received		1
BPR JV Pool B | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments		8
Fashion Show, Las Vegas
Investments
Revenue		32
Expenses		13
Fair value gains (losses)		(2)
Share of net earnings from equity accounted investments		8
Discontinued operations		0
Other comprehensive income		0
Distributions received		3
Fashion Show, Las Vegas | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments		0
BPR JV Pool C
Investments
Revenue		52
Expenses		23
Fair value gains (losses)		(1)
Share of net earnings from equity accounted investments		14
Discontinued operations		0
Other comprehensive income		0
Distributions received		6
BPR JV Pool C | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments		0
BPR JV Pool D
Investments
Revenue		0
Expenses		0
Fair value gains (losses)		0
Share of net earnings from equity accounted investments		12
Discontinued operations		0
Other comprehensive income		0
Distributions received		2
BPR JV Pool D | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments		26
BPR JV Pool E
Investments
Revenue		49
Expenses		15
Fair value gains (losses)		(2)
Share of net earnings from equity accounted investments		11
Discontinued operations		0
Other comprehensive income		0
Distributions received		3
BPR JV Pool E | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments		0
Fashion Show
Investments
Revenue		30
Expenses		18
Fair value gains (losses)		(1)
Share of net earnings from equity accounted investments		5
Discontinued operations		0
Other comprehensive income		0
Distributions received		2
Fashion Show | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments		0
Grace Building, New York
Investments
Revenue		125	120	117
Expenses		83	80	79
Fair value gains (losses)		(34)	(23)	(24)
Share of net earnings from equity accounted investments		4	9	7
Discontinued operations		0	0	0
Net income		8	17	14
Other comprehensive income		0	0	0
Distributions received		8	7	11
Grace Building, New York | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments		0	0	0
One Liberty Plaza, New York
Investments
Revenue		114	3
Expenses		84	2
Fair value gains (losses)		9	103
Share of net earnings from equity accounted investments		21	53
Discontinued operations		0	0
Net income		39	104
Other comprehensive income		(10)	(7)
Distributions received		9	0
One Liberty Plaza, New York | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments		0	0
Southern Cross East
Investments
Revenue		45	46	42
Expenses		7	7	11
Fair value gains (losses)		38	21	3
Share of net earnings from equity accounted investments		38	30	17
Discontinued operations		0	0	0
Net income		76	60	34
Other comprehensive income		0	0	0
Distributions received		0	0	0
Southern Cross East | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments		0	0	0
680 George Street
Investments
Revenue		34	34	34
Expenses		9	9	8
Fair value gains (losses)		136	17	103
Share of net earnings from equity accounted investments		56	21	65
Discontinued operations		0	0	0
Net income			42	129
Other comprehensive income		0	0	5
Distributions received		18	0	0
680 George Street | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments		0	0	0
Brazil Retail
Investments
Revenue		61	48
Expenses		30	29
Fair value gains (losses)		59	31
Share of net earnings from equity accounted investments		41	23
Discontinued operations		0	0
Net income		90	50
Other comprehensive income		0	0
Distributions received		20	11
Brazil Retail | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments		0	0
D.C. Fund
Investments
Revenue		131	129	121
Expenses		81	76	71
Fair value gains (losses)		(45)	(54)	(9)
Share of net earnings from equity accounted investments		2	(1)	21
Discontinued operations		0	0	0
Net income		5	(1)	41
Other comprehensive income		0	0	0
Distributions received		22	23	17
D.C. Fund | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments		0	0	0
Miami Design District
Investments
Revenue		24
Expenses		24
Fair value gains (losses)		(1)
Share of net earnings from equity accounted investments		0
Discontinued operations		0
Other comprehensive income		0
Distributions received		0
Miami Design District | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments		0
The Mall in Columbia
Investments
Revenue		19
Expenses		9
Fair value gains (losses)		(1)
Share of net earnings from equity accounted investments		5
Discontinued operations		0
Other comprehensive income		0
Distributions received		0
The Mall in Columbia | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments		0
Shops at Merrick Park
Investments
Revenue		17
Expenses		6
Fair value gains (losses)		0
Share of net earnings from equity accounted investments		6
Discontinued operations		0
Other comprehensive income		0
Distributions received		1
Shops at Merrick Park | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments		0
VAMF II
Investments
Revenue			154	430
Expenses			116	310
Fair value gains (losses)			117	123
Share of net earnings from equity accounted investments			59	96
Discontinued operations			0	0
Net income			159	243
Other comprehensive income			0	0
Distributions received			0	0
VAMF II | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments			4	0
Principal Place - Commercial
Investments
Revenue			28
Expenses			61
Fair value gains (losses)			132
Share of net earnings from equity accounted investments			49
Discontinued operations			0
Net income			99
Other comprehensive income			0
Distributions received			0
Principal Place - Commercial | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments			0
Potsdamer Platz
Investments
Revenue			96	49
Expenses			95	27
Fair value gains (losses)			108	32
Share of net earnings from equity accounted investments			27	12
Discontinued operations			0	0
Net income			109	54
Other comprehensive income			0	0
Distributions received			0	0
Potsdamer Platz | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments			0	0
One New York Plaza
Investments
Revenue			121	11
Expenses			78	8
Fair value gains (losses)			(4)	57
Share of net earnings from equity accounted investments			6	9
Discontinued operations			0	0
Net income			39	60
Other comprehensive income			7	0
Distributions received			1	0
One New York Plaza | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments			0	0
Republic Plaza
Investments
Revenue			46	46
Expenses			30	30
Fair value gains (losses)			(33)	(5)
Share of net earnings from equity accounted investments			(9)	6
Discontinued operations			0	0
Net income			(17)	11
Other comprehensive income			0	0
Distributions received			0	0
Republic Plaza | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments			0	0
75 State Street
Investments
Revenue			49	47
Expenses			30	30
Fair value gains (losses)			6	26
Share of net earnings from equity accounted investments			6	17
Discontinued operations			0	0
Net income			25	43
Other comprehensive income			0	0
Distributions received			2	0
75 State Street | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments			0	0
245 Park Avenue
Investments
Revenue			54	163
Expenses			31	95
Fair value gains (losses)			(24)	(146)
Share of net earnings from equity accounted investments			0	(39)
Discontinued operations			0	0
Net income			(1)	(78)
Other comprehensive income			0	0
Distributions received			10	37
245 Park Avenue | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments			0	0
Joint ventures
Investments
Revenue		3,189	1,849	2,168
Expenses		1,790	1,195	1,200
Fair value gains (losses)		1,184	804	90
Share of net earnings from equity accounted investments		1,170	696	463
Discontinued operations		0	0	0
Net income		2,594	1,483	1,066
Other comprehensive income		(36)	21	(1)
Distributions received		246	93	246
Joint ventures | Associates
Investments
Revenue		5,364	4,826
Expenses		3,497	2,923
Fair value gains (losses)		(324)	(1,204)
Share of net earnings from equity accounted investments		947	961
Discontinued operations		0	0
Net income		1,823	1,313
Other comprehensive income		102	137
Distributions received		518	369
Joint ventures | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments		11	25	8
Joint ventures | Associates
Investments
Revenue				5,368
Expenses				3,325
Fair value gains (losses)				622
Share of net earnings from equity accounted investments				1,019
Discontinued operations				0
Net income				3,175
Other comprehensive income				38
Distributions received				524
Other
Investments
Revenue		1,290	259	384
Expenses		897	111	196
Fair value gains (losses)		696	148	120
Share of net earnings from equity accounted investments		409	153	137
Discontinued operations		0	0	0
Net income		1,067	296	308
Other comprehensive income		(19)	16	(2)
Distributions received		143	38	124
Other | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments		$ (22)	$ 0	$ 0